Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Fixed income securities	$ 4,434,362	$ 4,530,344
Equity securities	274,133	184,970
Short-term investments	224,098	88,548
Other investments:
Free-standing derivatives	5,237	653
Separate account assets	265,546	241,710
Other assets	231,491	169,387
Total assets at fair value	$ 5,434,867	$ 5,215,612
% of total assets at fair value	100.00%	100.00%
Investments reported at NAV	$ 109,066	$ 104,778
Total	5,543,933	5,320,390
Contractholder funds:
Derivatives embedded in life and annuity contracts	(16,653)	(3,801)
Other liabilities:
Other liabilities: Free-standing derivatives	(2,905)	(181)
Total liabilities at fair value	$ (19,558)	$ (3,982)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities	$ 52,814	$ 85,464
Municipal
Assets
Fixed income securities	552,280	703,923
Corporate - public
Assets
Fixed income securities	2,693,901	2,444,703
Corporate - privately placed
Assets
Fixed income securities	981,344	1,118,128
Foreign government
Assets
Fixed income securities	140,166	136,822
Mortgage-backed securities (MBS)
Assets
Fixed income securities	13,857	21,416
Asset Backed Securities - consumer and other
Assets
Fixed income securities		19,888
Counterparty and cash collateral netting
Other investments:
Free-standing derivatives	(846)	(981)
Total assets at fair value	(846)	(981)
Other liabilities:
Other liabilities: Free-standing derivatives	15	11
Total liabilities at fair value	$ 15	$ 11
% of total liabilities at fair value	(0.10%)	(0.30%)
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	$ 2,250	$ 36,299
Equity securities	265,195	172,077
Short-term investments	124,763	50,353
Other investments:
Separate account assets	265,546	241,710
Other assets		1
Total assets at fair value	$ 657,754	$ 500,440
% of total assets at fair value	12.10%	9.60%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	$ 2,250	$ 36,299
Significant other observable inputs (Level 2)
Assets
Fixed income securities	4,385,923	4,455,273
Equity securities	858	731
Short-term investments	99,335	38,195
Other investments:
Free-standing derivatives	6,008	1,240
Total assets at fair value	$ 4,492,124	$ 4,495,439
% of total assets at fair value	82.60%	86.20%
Other liabilities:
Other liabilities: Free-standing derivatives	$ (2,920)	$ (192)
Total liabilities at fair value	$ (2,920)	$ (192)
% of total liabilities at fair value	15.00%	4.80%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	$ 50,564	$ 49,165
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	530,584	683,102
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fixed income securities	2,688,680	2,437,942
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fixed income securities	962,072	1,106,938
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	140,166	136,822
Significant other observable inputs (Level 2) | Mortgage-backed securities (MBS)
Assets
Fixed income securities	13,857	21,416
Significant other observable inputs (Level 2) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		19,888
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	46,189	38,772
Equity securities	8,080	12,162
Other investments:
Free-standing derivatives	75	394
Other assets	231,491	169,386
Total assets at fair value	$ 285,835	$ 220,714
% of total assets at fair value	5.30%	4.20%
Contractholder funds:
Derivatives embedded in life and annuity contracts	$ (16,653)	$ (3,801)
Other liabilities:
Total liabilities at fair value	$ (16,653)	$ (3,801)
% of total liabilities at fair value	85.10%	95.50%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	$ 21,696	$ 20,821
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fixed income securities	5,221	6,761
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fixed income securities	$ 19,272	$ 11,190